AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2019

File No. 333-206012
File No. 811-23080
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/ /
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 7	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 10

THE COMMUNITY DEVELOPMENT FUND
(Exact Name of Registrant as Specified in Charter)

6255 Chapman Field Drive
Miami, Florida 33156
(Address of Principal Executive Offices, Zip Code)

(305) 663-0100
(Registrant’s Telephone Number, including Area Code)

Kenneth H. Thomas, Ph.D.
Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156
(Name and Address of Agent for Service)

Copy to:

John J. O’Brien, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/X/Immediately upon filing pursuant to paragraph (b)
/ / On [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-206012 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miami, State of Florida on the 3rd day of May, 2019.

THE COMMUNITY DEVELOPMENT FUND

/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D.
Director, President, Chief Executive
Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of May, 2019.
Signature	Title

/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D.	Director, President, Chief Executive Officer and Secretary

*
Antonio L. Argiz	Director

*
Ronald Lindhart	Director

*
Rodger D. Shay, Jr.	Director

/s/ Eric Kleinschmidt
Eric Kleinschmidt	Treasurer and Chief Financial Officer

* By:	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D.
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase